Victory Fund for Income Expense Example - Class A Class C Class I Class R Class R6 Class Y [Member] - Victory Fund for Income	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,383
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,303
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	876
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,238
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	853
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 894